BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES (Narrative) (Details) ₪ in Thousands, $ in Thousands						1 Months Ended							4 Months Ended		8 Months Ended		9 Months Ended	12 Months Ended
	Dec. 02, 2022	Jun. 09, 2022 USD ($)	Jan. 07, 2021 USD ($) Shareholder shares	Dec. 10, 2020	Jan. 01, 2020 USD ($)	Jan. 27, 2022 USD ($)	May 31, 2021 USD ($)	Apr. 01, 2021 USD ($) shares	Mar. 31, 2020 ILS (₪)	Mar. 31, 2020 USD ($)	Feb. 29, 2020	Apr. 30, 2019	Aug. 31, 2021 ILS (₪)	Aug. 31, 2021 USD ($)	Oct. 31, 2022 ILS (₪)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 05, 2022 USD ($)	Apr. 25, 2022 USD ($)	Jan. 19, 2022	Sep. 30, 2021 USD ($)	Feb. 04, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate	10.00%											4.74%
Borrowings, maturity	equal 25 instalments										24 equal monthly instalments beginning in February 2021	36 monthly instalments beginning in April 2019
Amount of additional loan																		$ 0	$ 0	$ 141
Cooperation Agreement for Creation Of Nilus Ltd
Disclosure of detailed information about business combination [line items]
Value of shareholders loan													₪ 12,000	$ 3,700	₪ 10,000	$ 2,900
Restructuring of Company and Dually Ltd
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date																	$ 1,167
Number of dormant shares | shares								281,202,800
Cash and cash equivalents								$ 316
Decrease in loss																	$ 195
Binding Agreement with Bank Hapoalim B.M. And Feit Synergy Ltd. for Establishing an Entity
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		49.10%
Additions in investment		$ 1,500
Proportion of ownership interest in associate according to First Call Option		50.10%
Description of exercise term of First Call Option		three to twelve years after the signing agreement date
Proportion of ownership interest in associate according to Second Call Option		100.00%
Description of exercise term of Second Call Option		during a period of ten years following the exercise of the First Call Option but in no any event of later than fifteen years from the signing agreement date
Description of exercise term of Put Option		at any time following the lapse of 3 years following the signing agreement date and ending upon the lapse of the Second Call Option period
Bank Hapoalim B.M | Binding Agreement with Bank Hapoalim B.M. And Feit Synergy Ltd. for Establishing an Entity
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		20.00%
Additions in investment		$ 1,500
Amount of additional loan		$ 1,500
Feit Synergy Ltd | Binding Agreement with Bank Hapoalim B.M. And Feit Synergy Ltd. for Establishing an Entity
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		30.90%
Additions in investment		$ 500
Nayax Retail Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									51.00%																	51.00%
Cash paid									₪ 3,000																	$ 855
Deferred consideration									2,100																	580
Equity interests of acquirer									₪ 5,100																	1,430
Proportion of ownership interests held by non-controlling interests									49.00%	49.00%
Payments for non controlling interests acquired									₪ 4,900	$ 1,500
Description of number of cash payment installments									payable in four equal monthly installments	payable in four equal monthly installments
Description of cash installments for payment of additional consideration									payable in five equal installments	payable in five equal installments
Group’s revenues as if combination occurred at beginning of period					$ 79,045					$ 78,783
Loss of group as if combination occurred at beginning of period					$ 6,163					6,083
Revenue of acquiree since acquisition date										2,011
Profit (loss) of acquiree since acquisition date										$ 872
Total consideration																										2,783
Cash and cash equivalents																										$ 169
Nayax Retail Ltd | Cooperation Agreement for Creation Of Nilus Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				12.00%
Value of shareholders loan													₪ 1,440	$ 446	₪ 1,200	$ 598
Weezmo Technologies Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			36.13%
Cash paid			$ 100
Payments for non controlling interests acquired							$ 1,250
Description of number of cash payment installments							payable in nine cash installments
Revenue of acquiree since acquisition date			534
Profit (loss) of acquiree since acquisition date			$ 576
Number of shareholders to acquire preferred shares | Shareholder			3
Percentage of voting equity interests acquired on a fully-diluted basis			31.59%
Cash paid to two sellers			$ 300
Number of shares issued | shares			1,909,716
Additional amount paid three months after acquisition date			$ 200
Percentage of voting equity interests acquired in exchange for additional amount paid			5.78%
Percentage of voting equity interests acquired on a fully-diluted basis in exchange for additional amount paid			5.06%
Consideration paid to the third Seller			$ 3,200
Consideration paid upon exercise of put options			2,600
Fair value of the liability to the Third Seller as of the acquisition date			5,300
Fair Value of liability to Put And Call Options as of acquisition date			5,800
Finance expenses net as of acquisition date			$ 500
Percentage of share capital upon excercise of put options			43.73%
Percentage of share capital on a fully diluted basis upon excercise of put options			41.68%
Amount of periodic payment																			$ 1,069
Proportion of ownership interest in subsidiary																			100.00%
Total consideration			$ 5,623
Cash and cash equivalents			$ 202
Weezmo Technologies Ltd | Joining Shareholders
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			43.73%
Proportion of ownership interests held by non-controlling interests			20.00%
Percentage of voting equity interests acquired on a fully-diluted basis			41.68%
Consideration paid upon exercise of call options			$ 2,600
Allotment of ordinary shares for exercise of call options | shares			1,706,213
Consideration paid upon exercise of put options			$ 2,600
Allotment of ordinary shares for exercise of put options | shares			1,455,301
Allotment of ordinary shares for exercise of put options before and subject to closing IPO | shares			1,580,758
OTI
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																							100.00%
Group’s revenues as if combination occurred at beginning of period																		179,008	$ 173,515
Loss of group as if combination occurred at beginning of period																		42,166	37,332
Amount of loans given						$ 5,500
Borrowings, interest rate						10.00%
Borrowings, maturity						The Loan will be repaid in two years
Additional loan amount																					$ 1,600	$ 1,000
Total consideration		4,500
Cash and cash equivalents		$ 440
Additional revenue on acquisition																		7,610
Additional amount of loss for year																		909
Agreements For Acquisition Of Shares Of Tigapo Ltd
Disclosure of detailed information about business combination [line items]
Cash paid							$ 2,100																	$ 4,000
Percentage of voting equity interests acquired on a fully-diluted basis							33.39%																	53.55%
Finance expenses net as of acquisition date																		608	$ 93
Additional loan amount																								$ 1,000
Total consideration																								6,761
Amount of investment in Simple Agreement for Future Equity (SAFE)																								$ 300	$ 300
Maximum amount of allotments of shares in future investment event																									$ 1,500
Share of profit (loss) of associates and joint ventures accounted for using equity method																		$ 1,794